Leases - Summary of Movements in Lease Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jul. 01, 2019	Jun. 30, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	$ 715
IFRS 16 transition		$ 2,301
At the end of the financial year	3,443
Comprising:
Current liabilities	853		$ 65
Non-current liabilities	2,590		$ 650
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	715
IFRS 16 transition	2,301
Additions	436
Remeasurements of index-linked freight contracts	733
Lease payments	(761)
Foreign exchange movement	(43)
Amortisation of discounting	90
Transfers and other movements	(28)
At the end of the financial year	3,443
Comprising:
Current liabilities	853
Non-current liabilities	$ 2,590